Income Taxes - Schedule of Changes Related to Valuation Allowance (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes Related to Valuation Allowance [Abstract]
Balance
Additions		474,982
Reversals
Balance		$ 474,982